Deferred Income Tax and income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Analysis of Deferred Tax Assets and Deferred Tax Liabilities
The analysis of deferred tax assets and deferred tax liabilities as at December 31, 2020 and 2021, is as follows:

(In millions of Korean won)	December 31, 2020		December 31, 2021
Deferred tax assets
Deferred tax assets to be recovered within 12 months	￦	404,434	￦	398,329
Deferred tax assets to be recovered after more than 12 months		1,631,759		1,754,113

Deferred tax assets before offsetting		2,036,193		2,152,442

Deferred tax liabilities
Deferred tax liability to be recovered within 12 months		(637,317)		(642,954)
Deferred tax liability to be recovered after more than 12 months		(1,394,509)		(1,729,718)

Deferred tax liabilities before offsetting		(2,031,826)		(2,372,672)

Deferred tax assets after offsetting	￦	433,698	￦	423,728

Deferred tax liabilities after offsetting	￦	429,331	￦	643,958

Summary of Movement in Deferred Income Tax Assets and Liabilities
The movement in deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

(In millions of Korean won)	2020
	Beginning	Consolidated statements of profit or loss	Other comprehensive income	Ending
Deferred tax liabilities

Derivative instruments	(10,898)	10,055	—	(843)
Investment in subsidiaries, associates, and joint ventures	(108,191)	(64,553)	(8,820)	(181,564)
Depreciation	(11,606)	7,431	—	(4,175)
Advanced depreciation provision	(313,121)	1,203	—	(311,918)
Deposits for severance benefits	(496,853)	(26,419)	2,015	(521,257)
Accrued income	(1,541)	(212)	—	(1,753)
Reserve for technology and human resource development	(204)	—	—	(204)
Contract cost	(410,863)	67,898	—	(342,965)
Contract assets	(53,750)	(112,794)	—	(166,544)
Financial assets at fair value through profit or loss	(323)	(304)	—	(627)
Financial assets at fair value through other comprehensive income	(103,837)	(4,420)	77,634	(30,623)
Others	(523,150)	53,797	—	(469,353)

Total	(2,034,337)	(68,318)	70,829	(2,031,826)

Deferred tax assets
Derivative instruments	—	40,342	(9,860)	30,482
Provision for impairment or trade receivables	84,071	4,994	—	89,065
Inventory valuation	23	(259)	—	(236)
Contribution for construction	16,154	246	—	16,400
Unsettled expenses	160,436	(24,358)	—	136,078
Provisions	32,824	1,198	—	34,022
Property and equipment	228,655	(1,695)	—	226,960
Defined benefit liabilities	569,471	13,707	15,186	598,364
Withholding of facilities expenses	6,183	(436)	—	5,747
Deduction of installment receivables	48	(20)	—	28
Assets retirement obligation	29,016	(883)	—	28,133
Gain or loss foreign currency translation	20,677	(20,539)	—	138
Deferred revenue	35,800	7,230	—	43,030
Contract assets	—	97,464	—	97,464
Real-estate sales	13,685	(13,685)	—	—
Others	708,437	(123,798)	948	585,587

Total	1,905,480	(20,492)	6,274	1,891,262

Temporary difference, net	(128,857)	(88,810)	77,103	(140,564)
Tax credit carryforwards	128,245	16,686	—	144,931

Total net balance	(612)	(72,124)	77,103	4,367

(In millions of Korean won)	2021
	Beginning	Consolidated statements of profit or loss	Other comprehensive income	Ending
Deferred tax liabilities
Derivative instruments	(843)	(18,326)	(1,400)	(20,569)
Investment in subsidiaries, associates, and joint ventures	(181,564)	(68,166)	9,097	(240,663)
Depreciation	(4,175)	(84,413)	—	(88,588)
Advanced depreciation provision	(311,918)	(27,087)	—	(339,005)
Deposits for severance benefits	(521,257)	(17,340)	(331)	(538,928)
Accrued income	(1,753)	598	—	(1,155)
Reserve for technology and human resource development	(204)	—	—	(204)
Contract cost	(342,965)	65,695	—	(277,270)
Contract assets	(166,544)	(50,103)	—	(216,647)
Financial assets at fair value through profit or loss	(627)	291	—	(336)
Financial assets at fair value through other comprehensive income	(30,623)	(33,267)	16,369	(47,521)
Inventory valuation	—	(29)	—	(29)
Others	(469,353)	(132,256)	(178)	(601,787)

Total	(2,031,826)	(364,403)	23,557	(2,372,672)

Deferred tax assets
Derivative instruments	30,482	8,085	(244)	38,323
Provision for impairment or trade receivables	89,065	5,343	—	94,408
Inventory valuation	(236)	236	—	—
Contribution for construction	16,400	(1,376)	—	15,024
Unsettled expenses	136,078	31,826	—	167,904
Provisions	34,022	951	—	34,973
Property and equipment	226,960	(1,139)	—	225,821
Defined benefit liabilities	598,364	(8,663)	(18,365)	571,336
Withholding of facilities expenses	5,747	(446)	—	5,301
Deduction of installment receivables	28	(7)	—	21
Assets retirement obligation	28,133	333	—	28,466
Gain or loss foreign currency translation	138	18,417	—	18,555
Deferred revenue	43,030	18,287	—	61,317
Contract assets	97,464	(10,327)	—	87,137
Others	585,587	83,852	—	669,439

Total	1,891,262	145,372	(18,609)	2,018,025

Temporary difference, net	(140,564)	(219,031)	4,948	(354,647)
Tax credit carryforwards	144,931	(10,514)	—	134,417

Total net balance	4,367	(229,545)	4,948	(220,230)

Summary of Tax Impacts Recognized Directly To Equity
The tax impacts recognized directly to equity as at December 31, 2019, 2020, and 2021, are as follows:

	2019						2020						2021
(In millions of Korean won)	Before recognition		Tax effect		After recognition		Before recognition		Tax effect		After recognition		Before recognition		Tax effect		After recognition
Gain on valuation of financial assets at fair value through other comprehensive income		225,635		(58,483)		167,152		54,969		(12,972)		41,997		163,892		(34,412)		129,780
Gain (loss) on valuation of hedge instruments		31,003		(8,139)		22,864		37,247		(9,860)		27,387		6,916		(1,644)		5,272
Remeasurements of net defined benefit liabilities		(33,814)		8,037		(25,777)		(77,382)		17,201		(60,181)		74,518		(18,696)		55,822
Share of gain(loss) of associates and joint ventures, and others		4,493		(1,327)		3,166		25,538		(8,820)		16,718		(34,909)		9,097		(25,812)
Exchange differences on translation for foreign operations		6,692		(1,759)		4,933		(3,614)		948		(2,666)		683		(178)		505

Total	￦	234,009	￦	(61,671)	￦	172,338	￦	36,758	￦	(13,503)	￦	23,255	￦	211,100	￦	(45,533)	￦	165,567

Summary of Details of Income Tax Expense
Details of income tax expense for the years ended December 31, 2019, 2020 and 2021, are calculated as follows:

(In millions of Korean won)	2019		2020		2021
Current income tax expense	￦	120,533	￦	213,225	￦	289,471
Impact of change in deferred taxes		199,527		72,124		229,545

Income tax expense	￦	320,060	￦	285,349	￦	519,016

Summary of Tax on the Group's Profit Before Tax
The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the entities as follows:

(In millions of Korean won)	2019		2020		2021
Profit before income tax expense	￦	1,015,928	￦	1,031,605	￦	1,978,411

Statutory income tax expense	￦	269,018	￦	273,329	￦	533,701
Tax effect
Income not taxable for taxation purposes		(1,265)		(24,657)		(4,307)
Non-deductible expenses		19,543		31,741		20,570
Tax credit		(39,190)		(47,056)		(31,517)
Additional payment of income taxes		3,832		429		(221)
Tax effect and adjustment on consolidation
Goodwill impairment		159		—		—
Eliminated dividend income form subsidiaries		21,917		20,682		7,264
Changes of out-side tax effect		13,539		38,552		4,738
Intangible Asset impairment and amortization		14,052		3,790		796
Reversal expenses of contract cost assets		11,213		(6,643)		(2,932)
Change in scope of consolidation		—		—		(5,128)
Others		7,242		(4,818)		(3,948)

Income tax expense	￦	320,060	￦	285,349	￦	519,016

Summary of deferred tax assets and liabilities that are not recognized
Details of deferred tax assets and liabilities that are not recognized as at December 31, 2020 and 2021, are as follows:

(In millions of Korean won)	2020		2021
Deductible temporary differences
Investment in subsidiaries, associates, and joint ventures	￦	2,160,963	￦	2,354,109
Unused tax loss		129,680		106,853
Unused Tax credit		2,924		1,376
Others		254,397		122,895

Total	￦	2,547,964	￦	2,585,233

Taxable temporary differences
Investment in subsidiaries, associates, and joint ventures	￦	452,286	￦	784,170
Others		43,491		—

Total	￦	495,777	￦	784,170

Summary of expected period of expiry for unused tax losses not recognized in deferred tax assets
The expected period of expiry for unused tax losses not recognized in deferred tax assets as at December 31, 2020 and 2021, is as follows:

(In millions of Korean won)	2020		2021
2022	￦	2,140	￦	4,249
2023		80,649		76,133
2024		5,848		4,484
2025		4,867		2,836
2026		2,847		2,390
2027		9,709		3,419
2028		8,389		2,091
2029		8,426		2,579
2030		2,579		3,150
After 2031		4,226		5,522

Total	￦	129,680	￦	106,853